Exhibit 99.4

Recovco Loan ID	Seller Loan ID	Client	Project	Last Name	Original Option Amount	Finding Category	Finding Sub-Category	Finding Status	Finding Date	Finding Change Date	Finding Grade	Finding Description	Finding Comment	Lender Response	Lender Status
21UJD03TLXS	9002	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/24/2023	9/8/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

													The Asset Verification is missing.
OMSGVVCA2B4	9007	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Doc Issue	Resolved	8/21/2023	8/30/2023	Resolved	* Other Required mortgage rider missing (Lvl R)	A copy of the executed and recorded Subordination for the UCC solar system lien is missing from the review file, unable to validate lien position.
													8/30/23: The Final Closing Statement reflects a processing fee for a UCC Sub AG for Solarcity. Per Lender exception response, there was no UCC Sub for this transaction. Reviewed recording info and documents,. UCC /Solarcity fixture only recorded 4/4/2017, amount is $0.
OMSGVVCA2B4	9007	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation		Resolved	8/21/2023	8/30/2023	Resolved	* There is no Inspection Report in the Loan File (Lvl R)	The Property Inspection Report is missing from the review file, only the PI invoice is present. QC 8/30/23: Reviewed acceptable Inspection Report dated 10/14/2019 provided in the Cure Docs folder.
DU1L05FG2XC	9015	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Doc Issue	Resolved	8/14/2023	8/28/2023	Resolved	* Mortgage missing / unexecuted (Lvl R)	The unrecorded and recorded copies of the new Unison Security Instrument/Deed of Trust are missing pages 1 through 4. 8/28/23: Cured. Missing recorded documents provided in trailing docs folder.
DU1L05FG2XC	9015	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Property	Resolved	8/14/2023	9/7/2023	Resolved	* Property Issues indicated (Lvl R)	9/7/2023 QC: Cured, missing doc provided in Cure Docs folder. Reviewed HI, no critical deferred maintenance issues identified.

													The Property Inspection Report dated 5/25/2019 is incomplete, photos/figures referenced are not provided in the report body or as attachments. Note the Offer Conditions state a Deferred Maintenance Addendum to be executed at closing; however, the Closing instructions did not require a DMA.
MHIF2SHC1BX	9030	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation		Active	8/22/2023	8/27/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	The Inspection Report is missing.
MHIF2SHC1BX	9030	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	ValuationWaterfall	Active	8/22/2023	8/22/2023	1: Acceptable	* Full appraisal required. Form Type (Lvl 1)	The Appraisal Report contained in the file is a HouseCanary Exterior and Interior Inspection Evaluation Report.
MHIF2SHC1BX	9030	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/22/2023	8/27/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	The Verification of Assets is missing.
30KGNOAQI5J	9032	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/19/2023	8/30/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	No Asset information provided.
													QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both. Income verification was provided in the audit review folder.
30KGNOAQI5J	9032	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/30/2023	8/30/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	An Inspection was not found in the file.
QC 8/30/23: Exception for missing income verification updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
													Criteria met, property type is PUD, condition grade is C3 and year built is 2005.
30KGNOAQI5J	9032	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Credit Worthiness	Active	8/19/2023	8/30/2023	2: Acceptable with Warnings	* Credit Score for borrower is less than 500 (Lvl 2)	Auto-Generated Alert - G2 warning only. Co-Applicant's median credit score is 457. Approval based on Applicants Credit Score of 710.
													8/30/23: Note joint credit report in file, income verification provided for both Applicants.
OBQJCPCIYBF	9033	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/23/2023	8/30/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	The Verification of Assets is missing.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
													Income verification was provided in the audit review folder.
OBQJCPCIYBF	9033	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	ValuationWaterfall	Active	8/22/2023	8/31/2023	1: Acceptable	* Full appraisal required. Form Type (Lvl 1)	The Appraisal Report is a Desktop Valuation with Inspection.QC 8/30/23: Informational only. A Desktop Valuation with Int/Ext inspection was obtained for the transaction. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2 for Investments post 5/2021, non-standard valuations are acceptable.
OBQJCPCIYBF	9033	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/22/2023	8/30/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	The Inspection Report is missing.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
													Criteria met- C3 condition grade, year built is 2016.
OBQJCPCIYBF	9033	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Guidelines	Resolved	8/23/2023	8/30/2023	Resolved	* Loan Does Not Meet Originator Guidelines (Lvl R)	The Verification of Assets is missing. The Inspection Report is missing
HDVTGN5CFRA	9039	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Property	Active	8/18/2023	8/24/2023	1: Acceptable	* Property Issues indicated (Lvl 1)	Appraiser stated owners bathroom ceiling and walls need painting. E: $210.
0BWSZOPP24G	9044	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation		Active	8/26/2023	8/26/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	Informational only. A Home Inspection Report was not provided. The SOW guidelines allow a HI waiver when criteria are met. The property meets all criteria: property type is PUD, condition grade is C3, year built is 1998.
0BWSZOPP24G	9044	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/21/2023	8/27/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	Informational only. No verification of assets provided. Per the 8/25/2023 Lender/Client update to SOW, Exhibits 1-2: For Investments as of 5/2021, income OR asset verification is required for approval, not both. Income verification is provided in the review file.
0BWSZOPP24G	9044	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	ValuationWaterfall	Active	8/26/2023	8/26/2023	1: Acceptable	* Full appraisal required. Form Type (Lvl 1)	Informational only. A non-standard property valuation was provided in the audit review file. Per the 8/25/2023 Lender/Client update to SOW, Exhibits 1-2: For Investments post 5/2021, non-standard valuations are acceptable. The HouseCanary Evaluation provided includes review of the third-party property inspection and photos to determine the appropriate condition grade 3.
JEPHHGEOX1F	9050	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/18/2023	8/30/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	There is no verification of assets in file.
													QC 8/30/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both. Income verification was provided in the audit review folder, paystub and W2.
QTJ2SIFF03M	9054	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	ValuationWaterfall	Active	8/30/2023	9/6/2023	2: Acceptable with Warnings	* Full appraisal required. Form Type (Lvl 2)	9/6/2023 QC: Downgraded Appraisal form exception to 2, warning only. Per Client/Lender on 8/25/2023, recent valuations are acceptable and do not require Appraisals to be assigned to them as Lender/Client.

													The Appraisal dated 2/17/2022 is made for another Lender/Client for a refinance transaction. There is no evidence that the appraiser re-assigned the report or that the Appraisal complies with USPAP and AIR standards. Also noted that the file copy of the report is poor and appears to have been provided by the Homeowner.
QTJ2SIFF03M	9054	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/23/2023	8/30/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	-- Missing docs: Property Inspection Report missing not located in the library of imaged documents.
QC 8/30/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
													Criteria met, property type is PUD, condition grade is C3 and year built is 2005.
QTJ2SIFF03M	9054	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/23/2023	8/31/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	-- Missing docs: Asset Verification missing not located in the library of imaged documents.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
													Income verification was provided in the audit review folder.
VJRKUT5BW3W	9063	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Doc Issue	Active	8/22/2023	8/22/2023	1: Acceptable	* Missing proof of hazard insurance (Lvl 1)	Informational only. Evidence of hazard insurance was not provided in the file. Per Client Guideline Notes, as of 5/2021, insurance was not required.
VJRKUT5BW3W	9063	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/20/2023	8/29/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	No inspection report located in file and does not meet guideline criteria for a HI waiver; subject is not a PUD, condominium, or townhouse.
													QC 8/28/2023: Exception updated to Informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2: “For Investments post 5/2021, property qualifies for inspection waiver if any one of the three criteria is met. The subject meets GL criteria for condition grade C3.
VJRKUT5BW3W	9063	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/20/2023	8/29/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	Asset verification is missing from the audit review file.
													8/28/23: Exception grade changed to informational only; Income verification reviewed was acceptable. Lender/Client communication on 8/25/2023 provided revisions to the SOW and Guidelines ex. 1-2: per our SoW, anything post May 2021 requires income OR assets.
WK0APSQ4SNJ	9086	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Doc Issue	Resolved	8/15/2023	8/28/2023	Resolved	* Application Missing (Lvl R)	The signed Application is missing from the review file. 8/27/23: Application provided with Lender trailing docs.
WK0APSQ4SNJ	9086	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Credit	Resolved	8/15/2023	8/22/2023	Resolved	* Missing Final Dated Application (Lvl R)	Missing application
V2OBZ4SPPCH	9089	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	ValuationWaterfall	Active	8/23/2023	8/31/2023	1: Acceptable	* Full appraisal required. Form Type (Lvl 1)	The Appraisal Document is a Desktop Valuation with Inspection.
													QC 8/30/23: Informational only. A Desktop Valuation with Int/Ext inspection was obtained for the transaction. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2 for Investments post 5/2021, non-standard valuations are acceptable.
V2OBZ4SPPCH	9089	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Resolved	8/31/2023	9/8/2023	Resolved	* There is no Inspection Report in the Loan File (Lvl R)	9/7/2023 Cured, missing HI dated 2/16/2022 provided in Cure Docs folder.
													The home inspection is missing from the audit review folder. The subject property does not meet guideline criteria for an inspection waiver: property type is not PUD, Condo, or Townhome - year built is 1976 and has a C4 condition grade.
V2OBZ4SPPCH	9089	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/23/2023	8/31/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	The Asset Verification is missing.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
													Income verification was provided in the audit review folder.
QWCFPTTZ5EQ	9091	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/23/2023	8/31/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	No home inspection provided in file.QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
													Criteria met- C3 condition grade and ear built is 1985.
QWCFPTTZ5EQ	9091	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/23/2023	8/31/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	No Asset verification provided.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
													Income verification was provided in the audit review folder.
CMIPYH12PV2	9100	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/22/2023	8/30/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	The Verification of Assets is missing.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
													Income verification was provided in the audit review folder.
CMIPYH12PV2	9100	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/23/2023	8/30/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	The Inspection Report is missing.

QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
													Criteria met- C3 condition grade, year built is 1995.
CMIPYH12PV2	9100	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	ValuationWaterfall	Active	8/22/2023	8/30/2023	1: Acceptable	* Full appraisal required. Form Type (Lvl 1)	Appraisal Documentation is a Desktop Valuation with Inspection.
													QC 8/30/23: Informational only. A Desktop Valuation with Int/Ext inspection was obtained for the transaction. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2 for Investments post 5/2021, non-standard valuations are acceptable.
CMIPYH12PV2	9100	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Guidelines	Resolved	8/23/2023	8/30/2023	Resolved	* Loan Does Not Meet Originator Guidelines (Lvl R)	The Verification of Assets is missing. The Inspection Report is missing.
1WSWPA3MW3I	9107	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/24/2023	9/8/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met- condition grade is C3, property type is PUD, property was built in 2010

													Inspection report not provided in file.
1WSWPA3MW3I	9107	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/24/2023	9/8/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

													No verification of assets provided.
UQP0OI45OZT	9124	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/20/2023	8/29/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	No Asset documentation provided in the audit review file.
													8/28/23: Exception grade changed to informational only; Income verification reviewed was acceptable. Lender/Client communication on 8/25/2023 provided revisions to the SOW and Guidelines ex. 1-2: per our SoW, anything post May 2021 requires income OR assets.
UQP0OI45OZT	9124	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/20/2023	8/29/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	The Home Inspection Report is missing from the audit review file. Guideline criteria for a HI waiver not met; Appraisal condition must be C3 or greater. The file Appraisal dated 7/22/2021 reflects a C-4 condition grade.
													QC 8/28/2023: Exception updated to Informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2: “For Investments post 5/2021, property qualifies for inspection waiver if any one of the three criteria is met.” The subject meets GL criteria with a PUD property type built in 1995.
SA3L0N2SCZW	9131	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Doc Issue	Active	8/21/2023	8/21/2023	3: Curable	* Missing Hazard Insurance (Lvl 3)	The web page provided as evidence of hazard insurance does not provide the policy effective dates.
SA3L0N2SCZW	9131	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Property	Resolved	8/21/2023	9/8/2023	Resolved	* Property Issues indicated (Lvl R)	9/7/2023 Cured exception. Per Lender/Client communication on 9/6/2023, Closing Instructions were generated incorrectly, Investment was approved with no DMA’s.

The executed DMA required by the Closing Instructions was not found in the file. The Property Inspection Report included the following repair/replace issues:
- Observed that the power meter box was pulling away from the house. Recommend having a licensed electrician repair.
- Water heater was missing an expansion tank. Recommend having a licensed plumber install proper expansion tank.
- Laundry floor drain was dry and had been plugged with a rag. This will prevent proper operation during water leakage. Some sewer gas smell was noted. Recommend having a licensed plumber remove the blockage and further evaluate proper operation.
													- Garage water stains and damage/hole in ceiling. Area was dry at the time of inspection. Recommend further evaluation/repair by qualified contractor.
IR0PMNCKDGA	9178	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Guidelines	Resolved	8/23/2023	8/31/2023	Resolved	* Loan Does Not Meet Originator Guidelines (Lvl R)	Asset Documentation is missing. The Property Inspection Report is missing..
IR0PMNCKDGA	9178	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/21/2023	8/31/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	Asset Documentation not found within the imaged documents.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
													Income verification was provided in the audit review folder.
IR0PMNCKDGA	9178	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/21/2023	8/31/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	missing the Property Inspection Report. Not located in the library of imaged documents.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
													Criteria met- condition grade is C3, effective age is 20 years.
RCVDGY3HWYW	9181	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Guidelines	Active	8/21/2023	9/26/2023	2: Acceptable with Warnings	* Loan Does Not Meet Originator Guidelines (Lvl 2)	Missing valid credit report, unable to validate the qualifying FICO score and if guidelines are met. The file Credit Report references a SSN# and DOB that do not match the Applicant’s. It appears two bureaus were run for a non-owner and non- applicant family member with the same name as the Applicant. The Credit Report reflects SSN xxxxxxx and DOB xx/xx/xxxx; the Application SSN# is xxxxxxx and DOB is xx/xx/xxxx.

08/23/2023 QC Comments:  Pages 2 and 3 of the Credit Report Source of Information Section reflect a different DOB and SS# for the 1st Applicant.

													9/26/23 - Per Client - one of the credit scores on the credit report matches the applicant's SSN. I have updated the representative score field to be 667 as that was the valid score from the credit report. I've also attached the credit report to this email for your ease in reviewing.
RCVDGY3HWYW	9181	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Doc Issue	Resolved	8/21/2023	9/26/2023	Resolved	* Missing credit report (Lvl R)	Missing valid credit report.The file Credit Report references a SSN# and DOB that do not match the Applicant’s. It appears two bureaus were run for a non-owner and non-applicant family member with the same name as the Applicant. The Credit Report reflects SSN xxxxxxx and DOB xx/xx/xxxx; the Application SSN# is xxxxxxx and DOB is xx/xx/xxxx.

													08/23/2023 QC Comments: Pages 2 and 3 of the Credit Report Source of Information Section reflect a different DOB and SS# for the 1st Applicant.
Y4RE2UPZWFQ	9183	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/23/2023	8/30/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	No asset verification provided.
													QC 8/29/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both. Income verification was provided in the audit review folder.
Y4RE2UPZWFQ	9183	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/23/2023	8/30/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	An inspection report was not provided.

QC 8/29/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
													Criteria met- Subject property condition grade is C3, with effective age of 18 yrs.
GS1IXILWA5T	9190	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/25/2023	9/8/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

													The Asset Verification is missing.
GS1IXILWA5T	9190	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/25/2023	9/8/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met-Condition grade is C3, property type is Condo, property built in 1999

													The Property Inspection Report is missing.
YDIXSFA0RJ4	9191	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/24/2023	9/8/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: property condition grade is C2, property type is PUD, built in 2018

													There is no inspection report in file.
YDIXSFA0RJ4	9191	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/24/2023	9/8/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

													No asset verification provided.
M0ZZ4SL4Y3D	9196	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/24/2023	9/8/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: property type is PUD, condition grade is C3, built in 2019

													-- Missing docs: Home Inspection Report not located in the library of imaged documents.
M0ZZ4SL4Y3D	9196	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/24/2023	9/8/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.
													-- Missing docs: Document or proof of assets not located in the library of imaged documents.
M0ZZ4SL4Y3D	9196	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	ValuationWaterfall	Active	8/24/2023	8/25/2023	1: Acceptable	* Full appraisal required. Form Type (Lvl 1)	-- Appraisal: Per Unison this is a hybrid appraisal and acceptable to Unison. The Appraisal Document is a Desktop Valuation with Inspection
5ZM4UDSC4P2	9207	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/22/2023	8/26/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	Informational only. Asset verification is missing from the audit review file. Per the 8/25/2023 Lender/Client update to SOW, Exhibits 1-2: For Investments as of 5/2021, income OR asset verification is required for approval, not both.
5ZM4UDSC4P2	9207	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	ValuationWaterfall	Active	8/26/2023	8/26/2023	1: Acceptable	* Full appraisal required. Form Type (Lvl 1)	Informational only. Per the 8/25/2023 Lender/Client update to SOW, Exhibits 1-2: For Investments post 5/2021, non-standard valuations are acceptable. The HouseCanary Evaluation includes review of the third party property inspection and photos to determine the appropriate condition grade 3.
5ZM4UDSC4P2	9207	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation		Active	8/26/2023	8/26/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	Informational only. A Property Inspection Report was not provided in the audit review folder. Per the Lender/Client update to SOW, Exhibits 1-2, the subject property meets all criteria for a PI waiver: Condition grade is C3, property type is PUD, year built is 2003.
K5JMBVVEADX	9216	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/24/2023	8/29/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	The Property Inspection Report is missing.
QC 8/29/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
													Property condition grade is C3.
K5JMBVVEADX	9216	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/24/2023	8/29/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	The Asset Verification is missing.
QC 8/29/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
													Income verification was provided in the audit review folder.
ZRXFCCWVMFY	9224	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation		Active	8/28/2023	8/28/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	Property Inspection is missing. QC 8/26/2023: exception updated to Informational only. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2: For Investments post 5/2021, property qualifies for inspection waiver if any one of the three criteria is met. The subject meets GL criteria: property type is PUD, year built is 2002.
ZRXFCCWVMFY	9224	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	ValuationWaterfall	Active	8/28/2023	8/28/2023	1: Acceptable	* Full appraisal required. Form Type (Lvl 1)	Informational only. A Desktop Valuation with Int/Ext inspection was obtained for the transaction. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2: For Investments post 5/2021, non-standard valuations are acceptable.
ZRXFCCWVMFY	9224	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/22/2023	8/28/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	Missing Asset verification.
													QC 8/27/2023: exception updated to Informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2: “For Investments as of 5/2021, income OR asset verification is required for approval, not both.” Income verification is provided in the audit review file.
VNPTVSUC0GO	9225	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Guidelines	Resolved	8/21/2023	8/29/2023	Resolved	* Loan Does Not Meet Originator Guidelines (Lvl R)	The LTV is 81.072% which exceeds the guideline allowable max debt limit of 75%. The audit LTV is calculated as follows using the two existing mortgages reported on the Credit Report: Sr. Lien 1 balance $226,758 less paydown funds of $5,516.50 = $221,241.50 + Sr. Lien 2 balance $17,922 = $239,163.50 /appraised value $295,000.
G03DBOCXRPA	9226	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/22/2023	8/30/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	The Asset Documentation is missing.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
													Income verification was provided in the audit review folder.
G03DBOCXRPA	9226	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Guidelines	Resolved	8/23/2023	8/30/2023	Resolved	* Loan Does Not Meet Originator Guidelines (Lvl R)	The Inspection Report is missing. The Asset Documentation is missing.
G03DBOCXRPA	9226	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/22/2023	8/30/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	The Inspection Report is missing.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
													Criteria met- property type is PUD,C3 condition grade, year built is 2016.
2CSKYNPTX0I	9230	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Guidelines	Resolved	8/23/2023	8/30/2023	Resolved	* Loan Does Not Meet Originator Guidelines (Lvl R)	The Verification of Assets is missing. The Inspection Report is missing.
2CSKYNPTX0I	9230	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/22/2023	8/30/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	The Inspection Report is missing.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
													Criteria met- property type is PUD, year built is 1988.
2CSKYNPTX0I	9230	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/22/2023	8/30/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	The Verification of Assets is missing.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
													Income verification was provided in the audit review folder.
SS44QIITEIH	9231	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/20/2023	8/29/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	Missing Asset verification.
													QC 8/28/23: Exception grade changed to informational only; Income verification reviewed was acceptable. Lender/Client communication on 8/25/2023 provided revisions to the SOW and Guidelines ex. 1-2: per our SoW, anything post May 2021 requires income OR assets.
SS44QIITEIH	9231	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Doc Issue	Active	8/22/2023	8/22/2023	1: Acceptable	* Missing proof of hazard insurance (Lvl 1)	Informational only. Evidence of hazard insurance was not provided in the file. Per Client Guideline Notes, as of 5/2021, insurance was not required.
ZN5HBZYGI5I	9234	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation		Active	8/19/2023	8/21/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	Home Inspection not required. Appraisal Condition is C-3. Property Type is PUD. Property has an effective year built of 1997. (After 1980).
WS2XMR1DTFB	9238	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Resolved	8/22/2023	8/29/2023	Resolved	* There is no Inspection Report in the Loan File (Lvl R)	Documents provided for this review contained only the invoice for the required home inspection and the report itself was not provided.

													08/23/2023 QC Comments: The Home Inspection is missing from the file.
WS2XMR1DTFB	9238	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Guidelines	Resolved	8/22/2023	8/29/2023	Resolved	* Loan Does Not Meet Originator Guidelines (Lvl R)	Documents provided for this review contained only the invoice for the required home inspection and the report itself was not provided.

													08/23/2023 QC Comments: The Home Inspection is missing from the file.
TILCRFNW0OU	9306	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Doc Issue	Active	8/21/2023	9/14/2023	2: Acceptable with Warnings	* Missing flood cert (Lvl 2)	The Appraisal indicates the property is in Flood Zone xx per map# xxxxxxxxxx dated 9/26/2008 but evidence of flood insurance coverage was not found in the review file. A flood cert was not provided to validate or dispute the appraisal information.
EUT5WATXBAD	9337	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Value	Active	8/14/2023	8/14/2023	1: Acceptable	* Property value and predominant value vary by more than 50% (Lvl 1)	The Appraisal contained in the file dated 07/13/2019 has an "as is' value of $xxx,xxx, with a one-unit housing range of $300,000.00 to $7,500,000.00 and a predominant value of $1,050,000.00.
3N2A5IPQ5PX	9343	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Doc Issue	Resolved	8/17/2023	8/28/2023	Resolved	* Missing proof of hazard insurance (Lvl R)	The guidelines require hazard insurance in force for each property, but the HO Insurance Declarations indicate the Policy was expired as of 6/6/2019. The Investment transaction closed on 7/5/2019. The H/O Insurance is not escrowed in the Senior Lien payment.

													8/28/23: Cured, renewal policy provided with trailing docs, expires 6/6/2020.
3N2A5IPQ5PX	9343	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Value	Active	8/17/2023	9/6/2023	2: Acceptable with Warnings	* Quality of Appraisal Report Unacceptable (Lvl 2)	9/6/2023 QC: Downgraded exception to 2, warning only. Per Client/Lender on 8/25/2023, recent valuations are acceptable and do not require Appraisals to be assigned to them as Lender/Client.An ineligible property valuation was used.

The Appraisal was obtained for another Lender/Client and there is no evidence the valuation was assigned to the current Lender for the subject transaction. The attached cover page is addressed to the homeowner to provide a courtesy copy and further states:
“You may not share this property valuation with any other party…valuation document was prepared at the Bank's request and only for its own internal lending purposes, this document should not be relied upon in making any decisions concerning the condition or value of the property or for any other uses …appraisal was performed at the request of the Bank. The appraiser is not required to discuss the appraisal or its contents with anyone other than the Bank.”
													An OAV Addendum was not required at closing.
SLXM2NI0DJC	9360	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Guidelines	Active	8/19/2023	9/27/2023	2: Acceptable with Warnings	* Loan Does Not Meet Originator Guidelines (Lvl 2)	Unable to verify if the qualifying FICO meets guidelines. The review file Credit Report (Page 4) states the Applicants Date of Birth is xx/xx/xxxx with the last four digits of the SS# are xxxx.
The Application states the last four digits of the SS# are xxxx and the Date of Birth is xx/xx/xxxx.   The Credit Report in the review file appears to be associated with a non-Applicant, non-Owner and non-Occupying family member.

													09/27/2023 New Credit report received dated 09/27/2023 reflecting all three scores for the correct Applicant. Credit Scores, Debts and DTI updated. Original Credit Reports (08/14/2019 credit report and 09/17/2019 credit supplement) were invalid at the time of origination.
SLXM2NI0DJC	9360	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Doc Issue	Resolved	8/19/2023	9/27/2023	Resolved	* Missing credit report (Lvl R)	The review file does not contain a Credit Report for either Applicant. (See Source of Information on page 4). The Credit Report in the review file appears to be associated with a non-Applicant, non-Owner and non-Occupying family member; the SSN and DOB reflected do not match the Applicants Applications or the photo IDs.

													09/27/2023 New Credit report received dated 09/27/2023 reflecting all three scores for the correct borrower. Credit Scores, Debts and DTI updated.
BAOQT4RUPLA	9368	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/25/2023	9/8/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met- property was built in 1983

													The Property Inspection Report is missing.
BAOQT4RUPLA	9368	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/25/2023	9/8/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

													The Asset Verification is missing.
2TLKVBPDH4C	9375	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/28/2023	8/28/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	Missing property inspection.

													QC 8/26/2023: exception updated to Informational only. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2: For Investments post 5/2021, property qualifies for inspection waiver if any one of the three criteria is met: The subject meets GL criteria for condition grade C3 and property built year 1991.
2TLKVBPDH4C	9375	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/21/2023	8/28/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	Verification of assets was not provided.
													QC 8/26/2023: exception updated to Informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2: “For Investments as of 5/2021, income OR asset verification is required for approval, not both.” Income verification is provided in the audit review file.
2TLKVBPDH4C	9375	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	ValuationWaterfall	Active	8/28/2023	8/28/2023	1: Acceptable	* Full appraisal required. Form Type (Lvl 1)	Informational only. A Desktop Valuation with Int/Ext inspection was obtained for the transaction. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2: For Investments post 5/2021, non-standard valuations are acceptable.
E2ETKWCQEON	9377	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/23/2023	8/31/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	-- Missing docs: Home Inspection missing from imaged documents. Not located in the library of imaged documents.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
													Criteria met- property type is PUD, condition grade is C3, built in 2004.
E2ETKWCQEON	9377	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	ValuationWaterfall	Active	8/23/2023	8/31/2023	1: Acceptable	* Full appraisal required. Form Type (Lvl 1)	-- Missing docs: Appraisal missing from imaged documents. Not located in the library of imaged documents.

08/24/2023 QC Comments:  The Appraisal document is a Desktop Valuation with Inspection.
													QC 8/30/23: Informational only. A Residential Summary Appraisal Report was obtained for the transaction. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2 for Investments post 5/2021, non-standard valuations are acceptable.
E2ETKWCQEON	9377	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/23/2023	8/31/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	-- Missing docs: Asset Verification missing from imaged documents. Not located in the library of imaged documents.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
													Income verification was provided in the audit review folder.
5BUZEOUR23H	9385	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/24/2023	8/31/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	The Property Inspection Report is missing.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
													Criteria met- property type is PUD, C3 condition grade and year built is 2001.
5BUZEOUR23H	9385	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/23/2023	8/31/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	The Asset Verification is missing.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
													Income verification was provided in the audit review folder.
FLF55BMBRKH	9389	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/23/2023	8/31/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	-- Missing docs: Asset Documentation missing from imaged documents.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
													Income verification was provided in the audit review folder.
FLF55BMBRKH	9389	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/23/2023	8/31/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	-- Missing docs: Home Inspection Documentation missing from imaged documents.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
													Criteria met- condition grade is C3.
CJGEJTSEKAZ	9390	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation		Resolved	8/20/2023	8/29/2023	Resolved	* There is no Inspection Report in the Loan File (Lvl R)	The Home Inspection Report, for the inspection on 10/21/2019, was not provided in the review documentation; only the Vendor invoice was provided.
BWMJLIYSXCA	9397	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Resolved	8/25/2023	9/7/2023	Resolved	* There is no Inspection Report in the Loan File (Lvl R)	9/7/2023 QC: Cured, missing doc provided in Cure Docs folder. Reviewed HI dated 9/26/2019, no critical deferred maintenance issues identified.

													Documentation provided for this review did not include the required Home Inspection report; the file contained only the invoice for a home inspection.
I3V5NZHCCQX	9408	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Guidelines	Active	8/21/2023	8/21/2023	3: Curable	* Loan Does Not Meet Originator Guidelines (Lvl 3)	1.) The loan application is missing the Co-Applicants signature. 2.) The Offer Package is missing. (Offer Letter, Conditions of Offer Letter, and Total Unison Cost Estimate.)
SFPYTP2U0YQ	9420	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/23/2023	8/30/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	The Inspection Report is missing.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
													Criteria met- property type is PUD, C3 condition grade, year built is 1993.
SFPYTP2U0YQ	9420	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Guidelines	Resolved	8/23/2023	8/30/2023	Resolved	* Loan Does Not Meet Originator Guidelines (Lvl R)	The Inspection Report is missing.
WCM0EWRUGQG	9444	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Property	Active	8/15/2023	8/16/2023	3: Curable	* Property Issues indicated (Lvl 3)	Appraisal noted broken window.

													QC 8/16/23: Missing evidence of completed repairs and /or certification of an "as is" value of $xxx,xxx. The Appraisal dated 9/3/2019 is made subject to “repair of broken window due to safety hazard”. Note a DMA was not required at closing, but the HI dated 9/13/2019, also identifies the following R/R issue: One of the windows in this room [living/dining] is broken. Recommend replacement by a licensed window contractor.
WCM0EWRUGQG	9444	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Property	Active	8/15/2023	8/16/2023	3: Curable	* Completed "Subject To" w/o Compltn Cert in File (Lvl 3)	Appraisal had noted broken window in home and needed replaced. No cert provided.
QC 8/16/23:
													The Appraisal dated 9/3/2019 is made subject to “repair of broken window due to safety hazard”. A completion certification or alternative documentation confirming an “as is” value of $xxx,xxx, was not provided in the review file. The Appraiser did not provide a cost to cure estimate.
VEPICDYWCLO	9457	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/24/2023	9/8/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	-9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

													- Missing docs: Asset documentation not located in the library of imaged documents.
VEPICDYWCLO	9457	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/24/2023	9/8/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: condition grade is C3
													-- Missing docs: Home Inspection not located in the library of imaged documents.
4B32DBGYFTU	9461	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation		Active	8/22/2023	8/27/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	Informational only. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2: For Investments post 5/2021, property qualifies for inspection waiver if any one of the three criteria is met: The subject property meets 2 requirements; condition grade is C3, year built is 1998.
4B32DBGYFTU	9461	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/22/2023	8/27/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	Informational only. No verification of assets provided. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2: For Investments as of 5/2021, income OR asset verification is required for approval, not both. Income verification is provided in the audit review file.
ZNIRPT11LZC	9470	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/24/2023	9/8/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

													The Asset Verification is missing.
ZNIRPT11LZC	9470	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/24/2023	9/8/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: condition grade is C3

													The Property Inspection Report is missing.
NBL4LP1V5RF	9472	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Doc Issue	Resolved	8/22/2023	9/8/2023	Resolved	* Mortgage missing / unexecuted (Lvl R)	9/7/2023 Cured, missing docs provided in Cure Docs folder. SI and Condo Rider recorded 6/17/2020 and Memorandum recorded 10/9/2020 were provided.

													The Recorded Documents are missing. (Homebuyer Mortgage/Security Agreement, Condo Rider, Memorandum of HB Agreement, and Assignment-inv. fund 4).
NBL4LP1V5RF	9472	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Doc Issue	Resolved	8/22/2023	9/8/2023	Resolved	* Condo / PUD rider Missing (Lvl R)	9/7/2023 Cured, missing docs provided in Cure Docs folder. SI and Condo Rider recorded 6/17/2020 and Memorandum recorded 10/9/2020 were provided.

													The Recorded Documents are missing. (Homebuyer Mortgage/Security Agreement, Condo Rider, Memorandum of HB Agreement, and Assignment-inv. fund 4).
N1NHCDKWMZY	9474	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/23/2023	8/30/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	Missing Asset verification.
													QC 8/29/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both. Income verification was provided in the audit review folder.
N1NHCDKWMZY	9474	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/23/2023	8/30/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	No inspection report provided.
QC 8/29/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
													Criteria met for condition grade of C3.
4DZXOMPV4M4	9480	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/22/2023	8/30/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	Property Inspection report was not provided in the audit review file and Guideline criteria for a HI waiver not met; Property type is not a PUD, condominium, or townhouse.

QC 8/29/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
													Criteria met for condition grade of C3.
4DZXOMPV4M4	9480	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/22/2023	8/30/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	Missing Asset verification.
QC 8/29/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
													Income verification was provided in the audit review folder.
Y0WUIFQSQMQ	9482	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/25/2023	9/8/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: property condition grade is  C3

													-- Missing docs: Property Inspection Report missing from imaged documents.
Y0WUIFQSQMQ	9482	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/25/2023	9/8/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

													-- Missing docs: Verification of Assets missing from imaged documents.
ANE2UJKCIYQ	9484	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/15/2023	8/28/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	Asset verification was missing from the review documents. The Guidelines require asset verification.

													8/27/23: Exception grade changed to informational only; Income verification reviewed was acceptable. Lender/Client communication on 8/25/2023 provided revisions to the SOW and Guidelines ex. 1-2: per our SoW, anything post May 2021 requires income OR assets.
ANE2UJKCIYQ	9484	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Doc Issue	Active	8/11/2023	8/28/2023	1: Acceptable	* Missing proof of hazard insurance (Lvl 1)	Missing proof of Hazard Insurance within the imaged documents.
													8/27/23: Exception grade changed to informational only. Per SOW and ex.1-2, as of 5/2021, evidence of active hazard insurance coverage was not required
ANE2UJKCIYQ	9484	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/11/2023	8/28/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	A Home Inspection Report was not found within the provided review documents. The property is not a PUD, condo or townhouse. It was noted that the Appraisal condition comments detail extensive interior and exterior renovations to the subject in the last year, and the Option Investment terms approved include a CLTV of 52% and FICO score of 784.

8/27/23: Exception grade changed to informational only; the property was built in 1996 and has a C3 condition rating.
Lender/Client communication on 8/25/2023 provided revisions to the SOW and Guidelines ex. 1-2: per our SOW, if the file is dated post May 2021 and the property meets any one of the three criteria below, it qualifies for a home inspection waiver:
- Property is a PUD, Condo, or Townhome
- Built in 1980 or newer
													- C3 or better condition
ANE2UJKCIYQ	9484	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Doc Issue	Resolved	8/11/2023	8/28/2023	Resolved	* Missing Hazard Insurance (Lvl R)	Evidence of Hazard Insurance is missing. Flood Insurance Policy Declarations were present; policy period 11/1/2021 to 11/1/2022.
													8/27/23: Exception grade changed to informational only. Per SOW and ex.1-2, as of 5/2021, evidence of active hazard insurance coverage was not required.
XTCLNTBYUYX	9488	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/22/2023	8/31/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	Asset Documentation Missing from imaged documents.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
													Income verification was provided in the audit review folder.
XTCLNTBYUYX	9488	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	ValuationWaterfall	Active	8/22/2023	8/31/2023	1: Acceptable	* Full appraisal required. Form Type (Lvl 1)	Desktop Valuation with Inspection provided.

08/23/2023 QC Comment:   The Appraisal document is a Desktop Valuation with Inspection.
													QC 8/30/23: Informational only. Desktop Appraisal was obtained for the transaction. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2 for Investments post 5/2021, non-standard valuations are acceptable.
XTCLNTBYUYX	9488	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/22/2023	8/31/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	Missing Home Inspection. QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
													Criteria met- year built 2002.
XTCLNTBYUYX	9488	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Guidelines	Resolved	8/23/2023	8/31/2023	Resolved	* Loan Does Not Meet Originator Guidelines (Lvl R)	The Home Inspection is missing. The Asset Documentation Missing
4LNROP2WM0K	9491	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/24/2023	9/8/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: condition grade is C3, built in 1989

													'-- Missing docs: Property Inspection Report not located in the library of imaged documents.
4LNROP2WM0K	9491	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/24/2023	9/8/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	'9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

													-- Missing docs: Asset Documentation not located in the library of imaged documents.
KOBILG3KKZS	9494	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/24/2023	9/8/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	9/7/2023 QC: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met- condition grade Is C2

													The Property Inspection Report is missing.
KOBILG3KKZS	9494	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/24/2023	9/8/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	9/7/2023 QC: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided.

													The Asset Verification is missing
ROUV5WC544H	9500	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/22/2023	8/30/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	The Home Inspection is missing from the audit review folder. Note the Appraiser comments that the C-2 condition grade is based on review of the property condition report, but a condition report is not attached to the Desktop Valuation or provided in the audit review file.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
													Criteria met- C2 condition grade, year built is 2009.
ROUV5WC544H	9500	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Doc Issue	Active	8/22/2023	9/14/2023	2: Acceptable with Warnings	* Missing flood cert (Lvl 2)	The subject property is located in Flood Zone xx, verification of flood insurance coverage was not provided in the audit review file nor was a flood or elevation cert as evidence the property is not in a flood zone.
ROUV5WC544H	9500	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	ValuationWaterfall	Active	8/22/2023	8/30/2023	1: Acceptable	* Full appraisal required. Form Type (Lvl 1)	The Appraisal Document is a Desktop Valuation Report. The Appraiser references review of a property condition report, but the Report is not attached or provided in the audit review file.

													QC 8/30/23: Informational only. A Desktop Valuation with Int/Ext inspection was obtained for the transaction. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2 for Investments post 5/2021, non-standard valuations are acceptable.
ROUV5WC544H	9500	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Credit	Resolved	8/22/2023	8/30/2023	Resolved	* Income Verification Missing or Unacceptable (Lvl R)	The Income Documentation is missing.
QC 8/24/23: The Application indicates A1 and A2 or self-employed; no income documentation is provided in the file. No identified as an asset dissipation income loan.

													8/30/2023: 2018-2019 and 2020 ext Tax returns provided Cure docs folder.
ROUV5WC544H	9500	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Doc Issue	Active	8/22/2023	8/24/2023	1: Acceptable	* Missing proof of hazard insurance (Lvl 1)	Per Client, as of 5/2021, evidence of hazard insurance was not required.
MWPYVLR1BCV	9508	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/25/2023	9/8/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

													The Asset Verification is missing.
MWPYVLR1BCV	9508	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/25/2023	9/8/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: condition grade is C3

													The Property Inspection Report is missing.
ABDLUMGMILZ	9512	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/21/2023	8/27/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	Missing assets verification.
QC 8/26/2023: Finding is downgraded to informational only.  Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2: “For Investments as of 5/2021, income OR asset verification is required for approval, not both.”
													Income verification is provided in the audit review file.
ABDLUMGMILZ	9512	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation		Active	8/21/2023	8/27/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	No inspection provided in report. Exception updated to Informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2: “For Investments post 5/2021, property qualifies for inspection waiver if any one of the three criteria is met.” The subject meets 2 GL criteria, condition grade is C3 and property built in 1998.
LDU5FOZOUF3	9516	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/24/2023	8/29/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	The Property Inspection Report is missing.
QC 8/29/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2  for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
													Property condition grade is C3.
LDU5FOZOUF3	9516	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Guidelines	Resolved	8/29/2023	9/8/2023	Resolved	* Loan Does Not Meet Originator Guidelines (Lvl R)	9/7/2023 QC: Cured exception. On 9/6/2023 Lender/Client provided underwriter notes indicating property was overvalued by the Appraiser, and value was significantly higher than internal AVMs with more appropriate comps available. Underwriter approved transaction with a reduced value of $381,000. Using the reduced value and the 2.5% risk adjustment, the Lender OAV is $371,475 and is accurately reflected on the HO Option Agreement. Using the value of $381,000, the LTV is 67.060%. The recalculation confirms Investment equity is greater than the HO Equity, and minimum pricing and 5yr buyout meet guideline requirements. The Option Investment LTV and OAV were incorrectly calculated and inaccurately disclosed to the Applicants. The Tape LTV is not based on the appraised value of $415,000, and the minimum pricing and 5-year minimum floor buyout are based on erroneous calculations.

The Appraisal dated 8/6/2021 reflects an “as is” value of $xxx,xxx. The Offer letter states the current property value of $415,000 reduced by a 2.5% risk adjustment will be the Original Agreed Value of $371,475 used for the Option Agreement. However, the current value of $415,000 reduced by 2.5% is $404,625.

													Using the appraised value of $415,000, the audit review LTV is 61.567%, the minimum pricing is 4.357%, the homeowner equity is 22.367% and is greater than the investment equity of 16.066%.
LDU5FOZOUF3	9516	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/24/2023	8/29/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	The Asset Verification is missing.
QC 8/29/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
													Income verification was provided in the audit review folder.
KAFLNASU5L3	9534	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation		Active	8/18/2023	8/18/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	Informational only, auto generated. PI not provided or required for C1 condition and property is new construction, completed within 12 months of closing. Municipality Occupancy Cert dated 8/19/2019 provided.
TN34WVEUH1D	9539	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Doc Issue	Active	8/16/2023	8/28/2023	1: Acceptable	* Closing Statement Missing or Not Executed (Lvl 1)	The final Settlement Statement reflecting the disbursement date with final figures is not provided with the audit review documentation.
													QC 8/28/23: Downgraded exception to informational only. Per Lender response 8/25/23, the Closing Agent Invoice dated 5/29/2019 is acceptable in lieu of a FSS dated at or after disbursement of proceeds.
QK2OU3R3WJ1	9543	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/22/2023	9/8/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

													Asset verification is missing from the audit review file.
QK2OU3R3WJ1	9543	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Credit	Resolved	8/22/2023	8/25/2023	Resolved	* Missing Final Dated Application (Lvl R)
QK2OU3R3WJ1	9543	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Doc Issue	Active	8/22/2023	8/25/2023	1: Acceptable	* Missing proof of hazard insurance (Lvl 1)	Informational only. Evidence of hazard insurance was not provided in the file. Per Client Guideline Notes, as of 5/2021, insurance was not required.
QK2OU3R3WJ1	9543	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/22/2023	9/8/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: condition grade is C3

													The Home Inspection is missing from the audit review folder. Guideline criteria for a HI waiver not met; Property type is not a PUD, condominium, or townhouse.
QMVV1LSLLJA	9558	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Doc Issue	Resolved	8/18/2023	9/7/2023	Resolved	* Missing flood cert (Lvl R)	9/7/2023 QC: Cured, missing doc provided in Cure Docs folder. Acceptable Certificate of Insurance for Hazard and Flood Insurance for Condo Project was provided.

													The Appraisal indicates the property is located in Flood Zone xx, map #xxxxxxxxxxx per 9/30/2005 maps. Evidence of Flood insurance coverage for the Condominium Project is missing from the review documents. A flood cert was not provided as evidence that the subject property is Not located in a Flood Zone.
QMVV1LSLLJA	9558	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation		Active	8/18/2023	8/18/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	Informational only, auto generated. An inspection was not provided and not required for the HB purchase transaction. Additionally, would not be obtained for the new construction property.
QMVV1LSLLJA	9558	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Doc Issue	Resolved	8/18/2023	9/7/2023	Resolved	* Missing proof of hazard insurance (Lvl R)	9/7/2023 QC: Cured, missing doc provided in Cure Docs folder. Acceptable Certificate of Insurance for Hazard and Flood Insurance for Condo Project was provided.

													The Condominium project Certificate of hazard and flood insurance is missing from the review documents. The Homeowner's personal hazard policy covering unit interior contents was provided instead.
QMVV1LSLLJA	9558	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Doc Issue	Resolved	8/18/2023	8/28/2023	Resolved	* Other Required mortgage rider missing (Lvl R)	Missing recorded copy of the HB Uniform Subordination Agreement executed 6/26/2019.
													8/28/23 Cured, Agree with Lender rebuttal response that "Subordination Agreements are not required for our HB deals as they are signed simultaneously as the 1st mortgage."
QMVV1LSLLJA	9558	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Doc Issue	Resolved	8/18/2023	8/28/2023	Resolved	* Closing Statement Missing or Not Executed (Lvl R)	A final Settlement Statement was not included for review and the Buyer/Seller adjustments and credits are not input on the Lender’s estimated CD. The Appraisal indicates the Contract Addendum terms include seller concessions paid to the Buyer at closing iao $25,000. The actual Sales Price could not be confirmed as needed to validate the property value used to approve the loan.
LSMYKMS1HOX	9587	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/24/2023	8/29/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	The Asset Verification is missing.
													8/28/23: Exception grade changed to informational only; Income verification reviewed was acceptable. Lender/Client communication on 8/25/2023 provided revisions to the SOW and Guidelines ex. 1-2: transactions post May 2021 require income OR asset verification.
LSMYKMS1HOX	9587	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/24/2023	8/29/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	The Property Inspection Report is missing.

													QC 8/28/2023: Exception updated to Informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2: “For Investments post 5/2021, property qualifies for inspection waiver if any one of the three criteria is met.” The subject meets all GL criteria, a PUD property type, C3 condition grade and built in 2016.
CQCF5TGBRKC	9591	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/23/2023	8/31/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	The Asset Verification is missing.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
													Income verification was provided in the audit review folder.
CQCF5TGBRKC	9591	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	ValuationWaterfall	Active	8/31/2023	8/31/2023	1: Acceptable	* Full appraisal required. Form Type (Lvl 1)	QC 8/30/23: Informational only. A Residential Summary Appraisal Report was obtained for the transaction. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2 for Investments post 5/2021, non-standard valuations are acceptable.
CQCF5TGBRKC	9591	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/23/2023	8/31/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	The Property Inspection Report is missing.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
													Criteria met- property type is PUD, year built 2017.
VJQMTNPCWJV	9594	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/25/2023	9/8/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

													-- Missing docs: Asset Verification missing from imaged documents.
VJQMTNPCWJV	9594	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	ValuationWaterfall	Active	8/25/2023	8/25/2023	1: Acceptable	* Full appraisal required. Form Type (Lvl 1)	-- Appraisal: Per Unison this is a hybrid appraisal and acceptable to Unison. The Appraisal Document is a Desktop Valuation with Inspection.
VJQMTNPCWJV	9594	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Doc Issue	Active	8/25/2023	8/25/2023	1: Acceptable	* Subject or Comp Photos are missing or illegible (Lvl 1)	-- Appraisal: Per Unison this is a hybrid appraisal and acceptable to Unison. The Verification of Assets and Property Inspection Report are missing.
VJQMTNPCWJV	9594	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/25/2023	9/8/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: condition grade is C3, property type is PUD

													-- Missing docs: Property Inspection Report missing from imaged documents.
DGIGZNADMUS	9595	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/22/2023	9/8/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

													Asset verification is missing from the audit review folder.
DGIGZNADMUS	9595	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation		Active	8/22/2023	8/26/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	Informational only. A Property Inspection Report was not provided in the audit review folder, however, the subject property meets guideline criteria for a waiver: Condition grade is C3, property type is PUD, year built is 2005.
HDDV3HJLOU3	9596	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	ValuationWaterfall	Active	8/25/2023	8/25/2023	1: Acceptable	* Full appraisal required. Form Type (Lvl 1)	-- Appraisal: Per Unison this is a hybrid appraisal and acceptable to Unison. The Appraisal Document is a Desktop Valuation with Inspection.
HDDV3HJLOU3	9596	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/25/2023	9/8/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	9/7/2023 QC: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met- condition grade is C3, property type is PUD, property built in 2002

													-- Missing docs: Home Inspection Report missing from imaged documents.
HDDV3HJLOU3	9596	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/25/2023	9/8/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	9/7/2023 QC: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
Income verification was provided.

													-- Missing docs: Verification of Assets missing from imaged documents.
HDDV3HJLOU3	9596	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Doc Issue	Active	8/25/2023	8/25/2023	1: Acceptable	* Subject or Comp Photos are missing or illegible (Lvl 1)	-- Appraisal: Per Unison this is a hybrid appraisal and acceptable to Unison. The Appraisal Document is a Desktop Valuation with Inspection.
U2S3IOFL43E	9598	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/22/2023	8/27/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	Informational only. No verification of assets provided. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2: For Investments as of 5/2021, income OR asset verification is required for approval, not both. Income verification is provided in the audit review file.
U2S3IOFL43E	9598	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/22/2023	8/27/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	Informational only. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2: For Investments post 5/2021, property qualifies for inspection waiver if any one of the three criteria is met.
													subject property meets HI waiver for property type; property is an attached PUD. Note the Appraisal condition grade is C4.
LBJ2T1T0L5S	9626	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Doc Issue	Active	8/25/2023	8/25/2023	1: Acceptable	* Subject or Comp Photos are missing or illegible (Lvl 1)	-- Appraisal: Per Unison this is a hybrid appraisal and acceptable to Unison.
LBJ2T1T0L5S	9626	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	ValuationWaterfall	Active	8/25/2023	8/25/2023	1: Acceptable	* Full appraisal required. Form Type (Lvl 1)	-- Appraisal: Per Unison this is a hybrid appraisal and acceptable to Unison. The Appraisal Document is a Desktop Valuation with Inspection.
LBJ2T1T0L5S	9626	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/25/2023	9/8/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: property built in 1999

													-- Missing docs: Home Inspection Report missing from imaged documents.
LBJ2T1T0L5S	9626	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/25/2023	9/8/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

													-- Missing docs: Verification of Assets missing from imaged documents.
XH5LYKK3MOJ	9638	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Doc Issue	Active	8/15/2023	9/7/2023	2: Acceptable with Warnings	* Closing Statement Missing or Not Executed (Lvl 2)	9/7/2023 QC: Downgraded exception to 2, warning only. Per Lender/Client on 9/6/2023, a final file copy of the Settlement Statement is not required if figures for disbursement match.
The initial Title Closing Statement Invoice dated 7/10/2019 reflects an Investment Payment amount that corresponds with the closing instructions and no consumer debt payments are reflected and none was required to be paid with proceeds.  Note the closing instructions and final Investment documents dated 7/2/2019 were executed by the Homeowner on 7/12/2019. The date of disbursement is unknown.

													Review: The final Settlement Statement with final figures and funding confirmation is missing from the file. Note the Unison Closing Statement and Title Invoice provided are dated prior to the Applicant signing date.
FIYCKTNSSVW	9654	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/25/2023	9/8/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

													The Asset Verification is missing.
FIYCKTNSSVW	9654	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/25/2023	9/8/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: condition grade is C3, built in 1981

													The Property Inspection Report is missing.
QOXSYWMDUL0	9658	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/23/2023	8/30/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	No Asset verification provided.
QC 8/29/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
													Income verification was provided in the audit review folder.
QOXSYWMDUL0	9658	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/23/2023	8/30/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	There is no inspection report in file.
QC 8/29/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
													Criteria met- Subject property type is PUD, condition grade is C3, with year built is 2013.
2QEXJWCBKH5	9659	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/23/2023	8/30/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	QC 8/30/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
													Income verification was provided in the audit review folder.
2QEXJWCBKH5	9659	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/23/2023	8/30/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	-- Missing docs: Property Inspection Report missing from imaged documents.
QC 8/30/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
													Criteria met, property type is PUD, condition grade is C3 and year built is 2010.
2QEXJWCBKH5	9659	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	ValuationWaterfall	Active	8/23/2023	8/24/2023	1: Acceptable	* Full appraisal required. Form Type (Lvl 1)	-- Missing docs: Application missing from imaged documents. SSN from client data verified against Credit Report provided. Not located in the library of imaged documents. Asset Documentation Missing from imaged documents. Appraisal 1004 missing from file. What is in file is a Desktop Valuation with Inspection. Missing Home Inspection.

													The Appraisal Document is a Desktop Valuation with Inspection.
XZ55C0SMRH0	9664	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/24/2023	9/8/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: property condition grade is C3, property type is PUD, built in 2001

													No inspection report provided.
XZ55C0SMRH0	9664	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/24/2023	9/8/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

													No asset verification provided.
XY1UW0TKZEG	9675	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/25/2023	9/8/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

													Verification of Assets missing from imaged documents.
XY1UW0TKZEG	9675	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/25/2023	9/8/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: condition grade is C3, property built 1984

													Home Inspection Report missing from imaged documents.
G34E4MQNRD1	9689	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/22/2023	9/8/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

													No Asset verification provided.
G34E4MQNRD1	9689	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/22/2023	9/8/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: property condition grade is C2, property type is PUD, built in 2018

													No Inspection report provided.
0CVPGTL1A0D	9711	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/21/2023	8/28/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	No verification of assets provided.
0CVPGTL1A0D	9711	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation		Active	8/21/2023	8/28/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	No inspection report provided in file.
IG2BYZJFWLU	9712	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/23/2023	8/30/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	The Verification of Assets is missing.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
													Income verification was provided in the audit review folder.
IG2BYZJFWLU	9712	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/23/2023	8/30/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	The Inspection Report is missing.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
													Criteria met, property type is PUD, condition grade is C3 and year built is 2005.
DMWEYNM1P1K	9720	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/23/2023	8/31/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	-- Missing docs: Home Inspection missing from imaged documents. Not located in the library of imaged documents.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
													Criteria met- property type is PUD, year built 2006.
DMWEYNM1P1K	9720	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	ValuationWaterfall	Active	8/23/2023	8/31/2023	1: Acceptable	* Full appraisal required. Form Type (Lvl 1)	-- Missing docs: Standard Appraisal (1004) missing from imaged documents. What was provided was a Desktop Review with Interior Photos. Not located in the library of imaged documents.

The Appraisal Document is a Desktop Valuation with Inspection.
													QC 8/30/23: Informational only. A Residential Summary Appraisal Report was obtained for the transaction. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2 for Investments post 5/2021, non-standard valuations are acceptable.
DMWEYNM1P1K	9720	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/23/2023	8/31/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	-- Missing docs: Documented Assets missing from imaged documents. Not located in the library of imaged documents.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
													Income verification was provided in the audit review folder.
JAYYFPRM1XU	9727	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/21/2023	8/31/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	No verification of Assets located within the imaged documents.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
													Income verification was provided in the audit review folder.
00LK0ZNFYZY	9728	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/24/2023	8/31/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	The Property Inspection Report is missing.

QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
													Criteria met- year built is 1984.
00LK0ZNFYZY	9728	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/23/2023	8/31/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	The Asset Verification is missing
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
													Income verification was provided in the audit review folder.
00LK0ZNFYZY	9728	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	ValuationWaterfall	Active	8/23/2023	8/24/2023	1: Acceptable	* Full appraisal required. Form Type (Lvl 1)	The Appraisal Document is a Desktop Valuation with Inspection.
FCSBQT2NBKV	9730	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	ValuationWaterfall	Active	8/22/2023	8/31/2023	1: Acceptable	* Full appraisal required. Form Type (Lvl 1)	The non-standard Valuation provided dated 11/29/2021 is a House Canary Agile Evaluation- Exterior and Interior Report.
													QC 8/30/23: Informational only. A Residential Summary Appraisal Report was obtained for the transaction. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2 for Investments post 5/2021, non-standard valuations are acceptable.
FCSBQT2NBKV	9730	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/20/2023	8/31/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	No asset verification provided in documents.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
													Income verification was provided in the audit review folder.
SABIT5J1RE3	9731	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/22/2023	8/30/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	The verification of assets is missing from the review file. QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
													Income verification was provided in the audit review folder.
1PKR0FLF1Y4	9754	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/24/2023	9/8/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met- property type is PUD, property was built in 2003

													There is no inspection report in file.
1PKR0FLF1Y4	9754	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/24/2023	9/8/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

													No verification of assets provided.
FKRM3OEU511	9760	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/25/2023	9/8/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

													The Asset Verification is missing.
FKRM3OEU511	9760	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/25/2023	9/8/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: property type is Condo, built in 2010

													The Property Inspection Report is missing.
3BGJTET2HPT	9761	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/25/2023	9/8/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

													-- Missing docs: Verification of Assets missing from imaged documents.
3BGJTET2HPT	9761	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/25/2023	9/8/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met- property type is PUD, property built in 2000

													-- Missing docs: Home Inspection Report missing from imaged documents.
3BGJTET2HPT	9761	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Doc Issue	Active	8/25/2023	8/25/2023	1: Acceptable	* Subject or Comp Photos are missing or illegible (Lvl 1)	-- Appraisal: Per Unison this is a hybrid appraisal and acceptable to Unison. The Appraisal Document is a Desktop Valuation with Inspection.
3BGJTET2HPT	9761	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	ValuationWaterfall	Active	8/25/2023	8/25/2023	1: Acceptable	* Full appraisal required. Form Type (Lvl 1)	-- Appraisal: Per Unison this is a hybrid appraisal and acceptable to Unison. The Appraisal Document is a Desktop Valuation with Inspection.
GE1HGQK1DSZ	9763	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Credit	Active	8/30/2023	8/30/2023	1: Acceptable	* Employment Verification Missing or Unacceptable (Lvl 1)	File did not contain income or employment verification.
QC 8/30/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.

													Assets iao $12,499.11 were verified with page 1 of a personal checking account statement.
GE1HGQK1DSZ	9763	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Credit	Active	8/18/2023	8/30/2023	1: Acceptable	* Income Verification Missing or Unacceptable (Lvl 1)	Missing income verification documents.

QC 8/30/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
													Assets iao $12,499.11 were verified with page 1 of a personal checking account statement.
0DQ15TKZ1XB	9792	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Doc Issue	Active	8/11/2023	9/14/2023	2: Acceptable with Warnings	* Missing flood cert (Lvl 2)	There is no evidence of flood insurance coverage contained in the file. Both appraisals reflect the subject property is in a FEMA Special Flood Area (FEMA Flood Zone A99). The hazard insurance policy states: "Your Homeowners policy does not provide coverage for damage caused by flood, even if the flood is caused by a storm surge." There is no evidence of flood insurance contained in the file.
AYSORGAK1YW	9804	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Credit	Resolved	8/15/2023	8/29/2023	Resolved	* Employment Verification Missing or Unacceptable (Lvl R)	The Employment Verification is missing.
AYSORGAK1YW	9804	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Credit	Resolved	8/15/2023	8/29/2023	Resolved	* Income Verification Missing or Unacceptable (Lvl R)	The Income Verification is missing.
AYSORGAK1YW	9804	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Guidelines	Resolved	8/21/2023	9/7/2023	Resolved	* Loan Does Not Meet Originator Guidelines (Lvl R)	The Employment Verification is missing. The Income Verification is missing.
DU145NURYU0	9815	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/21/2023	8/30/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	The Inspection Report is missing.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
													Criteria met, condition grade is C3 and year built is 1993.
DU145NURYU0	9815	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/21/2023	8/30/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	The Verification of Assets is missing.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
													Income verification was provided in the audit review folder.
DU145NURYU0	9815	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Guidelines	Resolved	8/23/2023	8/30/2023	Resolved	* Loan Does Not Meet Originator Guidelines (Lvl R)	The Verification of Assets is missing. The Inspection Report is missing.
XRGSL21CX4G	9819	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Doc Issue	Active	8/22/2023	8/22/2023	1: Acceptable	* Missing proof of hazard insurance (Lvl 1)	Informational only. Evidence of hazard insurance was not provided in the file. Per Client Guideline Notes, as of 5/2021, insurance was not required.
XRGSL21CX4G	9819	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/20/2023	8/29/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	There was no asset verification provided in the review folder.

													8/28/23: Exception grade changed to informational only; Income verification reviewed was acceptable. Lender/Client communication on 8/25/2023 provided revisions to the SOW and Guidelines ex. 1-2: per our SoW, anything post May 2021 requires income OR assets.
AOPGMXVZLJN	9828	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Guidelines	Active	8/11/2023	8/21/2023	3: Curable	* Loan Does Not Meet Originator Guidelines (Lvl 3)	The Offer Package is missing from the review folder, specifically, the executed Offer Letter, Conditions of Offer, and the Important Notice and Cost Estimate.
VMI0SYGBLJR	9883	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/15/2023	8/16/2023	3: Curable	* Missing Verification of Assets (Lvl 3)	Missing asset documents.
KDGQFHCHWS3	9897	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Property	Active	8/21/2023	8/28/2023	1: Acceptable	* Property Issues indicated (Lvl 1)	8/27/23: Downgrading to info only finding. Per Client response on 8/25/23, a DMA Addendum was not required for this transaction: " the closing instructions must have been generated incorrectly, our database shows 0 DMAs for this file"

The Closing Instructions required an executed Deferred Maintenance Agreement at closing. The DMA was not found in the review file.  Note the Property Inspection on 9/26/2019 identified the following repair issue items:
- updates and modifications have been made to the home in particular, a 2nd story addition has been constructed, recommend questioning homeowner to determine if any permits were required and if so obtained.
- deterioration of wood/trim in multiple areas of the exterior of the structure, contact a qualified contractor to evaluate and make recommendations for repairs to limit deterioration to barge rafters and rafter tails.
- water heater is functional, although permit states is 17 years old, and past the 8-12 year typical life expectancy.
- areas under the bathroom and kitchen should be monitored for signs of deterioration in the galvanized piping.
- repair deteriorated window.
- exterior siding needs caulking, exterior painting is needed.
- gutter system has deteriorated as result of bird dropping accumulation, recommended  a qualified repair person make needed repairs and clean the gutters.

08/23/2023 QC Comments:  The Closing Instructions (page 75 of the Funding Package) required an executed Deferred Maintenance Agreement at closing. The DMA was not found in the review file.
													-
KO2O0KCH5AY	9939	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/21/2023	8/30/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	The Inspection Report is missing.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
													Criteria met- year built is 1984.
KO2O0KCH5AY	9939	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Guidelines	Resolved	8/23/2023	8/30/2023	Resolved	* Loan Does Not Meet Originator Guidelines (Lvl R)	The Inspection Report is missing.
KO2O0KCH5AY	9939	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	ValuationWaterfall	Active	8/21/2023	8/31/2023	1: Acceptable	* Full appraisal required. Form Type (Lvl 1)	The Appraisal Report in the file is a HouseCanary Agile Evaluation.
													QC 8/30/23: Informational only. A Desktop Valuation with Int/Ext inspection was obtained for the transaction. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2 for Investments post 5/2021, non-standard valuations are acceptable.
SJY1NVCCWTJ	9943	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/23/2023	8/30/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	Missing docs: Missing Asset Documentation. Not located within the provided imaged documents.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
													Income verification was provided in the audit review folder.
SJY1NVCCWTJ	9943	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	ValuationWaterfall	Active	8/23/2023	8/30/2023	1: Acceptable	* Full appraisal required. Form Type (Lvl 1)	Missing docs: Appraisal missing from imaged documents. What is provided is a valuation estimate and not considered an Appraisal.
The Appraisal document is a HouseCanary Agile Evaluation.
													QC 8/30/23: Informational only. A Desktop Valuation with Int/Ext inspection was obtained for the transaction. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2 for Investments post 5/2021, non-standard valuations are acceptable.
SJY1NVCCWTJ	9943	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/23/2023	8/30/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	Missing docs: Missing Home Inspection
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
													Criteria met- C3 condition grade, year built is 2006.
13UWYJSHMX3	9949	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/23/2023	8/31/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	The Verification of Assets is missing.

QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
													Income verification was provided in the audit review folder.
13UWYJSHMX3	9949	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/23/2023	8/31/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	The Property Inspection Report is missing.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
													Criteria met- property type is PUD, condition grade is C3, year built 2016.
LKRQMCOXPHX	9950	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Credit	Resolved	8/22/2023	8/24/2023	Resolved	* Missing Final Dated Application (Lvl R)	-- Missing docs: Application missing from imaged documents. SSN from client data verified against Credit Report provided. Not located in the library of imaged documents.
LKRQMCOXPHX	9950	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Doc Issue	Resolved	8/23/2023	8/24/2023	Resolved	* Application Missing (Lvl R)	-- Missing docs: Application missing from imaged documents. SSN from client data verified against Credit Report provided. Not located in the library of imaged documents.
LKRQMCOXPHX	9950	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	ValuationWaterfall	Active	8/23/2023	8/31/2023	1: Acceptable	* Full appraisal required. Form Type (Lvl 1)	A Desktop Valuation with Inspection was provided.
													QC 8/30/23: Informational only. Desktop Appraisal was obtained for the transaction. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2 for Investments post 5/2021, non-standard valuations are acceptable.
LKRQMCOXPHX	9950	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/23/2023	8/31/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	Documentation of Assets missing from imaged documents.

08/23/2024 QC Comment: The Verification of Assets is missing.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
													Income verification was provided in the audit review folder.
LKRQMCOXPHX	9950	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/23/2023	8/31/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	-- Missing docs: Home Inspection missing from imaged documents. SSN from client data verified against Credit Report provided. Not located in the library of imaged documents.

08/23/2024 QC Comment:  The Home Inspection report is missing.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
													Criteria met- property type is PUD, year built 1985.
IWCF2OYBW4I	9957	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Doc Issue	Resolved	8/21/2023	8/23/2023	Resolved	* Application Missing (Lvl R)
IWCF2OYBW4I	9957	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/21/2023	8/30/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	The Verification of Assets is Missing.
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
													Income verification was provided in the audit review folder for A1, pay stub and W2.
IWCF2OYBW4I	9957	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/21/2023	8/30/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	The Property Inspection Report is missing.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
													Criteria met, property type is PUD, condition grade is C3 and year built is 1982.
IWCF2OYBW4I	9957	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Credit	Resolved	8/21/2023	8/23/2023	Resolved	* Missing Final Dated Application (Lvl R)
GPVD2TLCEUT	9968	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/22/2023	9/8/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

													Asset verification is missing from the audit review folder.
GPVD2TLCEUT	9968	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation		Active	8/22/2023	8/25/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	Informational only. A Property Inspection Report was not provided in the audit review folder, however, the subject property meets guideline criteria for a waiver: Condition grade is C3, property type is PUD, year built is 2000.
GPVD2TLCEUT	9968	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Doc Issue	Resolved	8/22/2023	8/25/2023	Resolved	* Missing Hazard Insurance (Lvl R)
GPVD2TLCEUT	9968	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Doc Issue	Resolved	8/22/2023	8/25/2023	Resolved	* Application Missing (Lvl R)
GPVD2TLCEUT	9968	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Doc Issue	Active	8/22/2023	8/25/2023	1: Acceptable	* Missing proof of hazard insurance (Lvl 1)	Informational only. Evidence of hazard insurance was not provided in the file. Per Client Guideline Notes, as of 5/2021, insurance was not required.
GPVD2TLCEUT	9968	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Credit	Resolved	8/22/2023	8/25/2023	Resolved	* Missing Final Dated Application (Lvl R)
MTJ5PQCBOYX	9972	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/21/2023	8/27/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	No verification of assets provided.
QC 8/27/2023: Exception is informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2: “For Investments post 5/2021, income OR asset verification is required for approval, not both.
													Income verification is provided in the audit review file.
MTJ5PQCBOYX	9972	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/21/2023	8/27/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	No inspection report provided.
QC 8/27/2023: Exception is informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2: “For Investments post 5/2021, property qualifies for inspection waiver if any one of the three criteria is met: property type is PUD, condo or townhouse, condition grade is C3 or better, property built after 1980 or effective date = 20 years or less.
													The Appraisal cites a C-3 condition grade C-3 and year built is 2016.
TZ2U5M3PJ1S	9973	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation		Active	8/22/2023	8/27/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	Informational only. A Home Inspection Report was not provided. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2: For Investments post 5/2021, property qualifies for inspection waiver if any one of the three criteria is met: subject property year built is 1982, after required 1980, no other criteria met.
TZ2U5M3PJ1S	9973	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	ValuationWaterfall	Active	8/22/2023	8/27/2023	1: Acceptable	* Full appraisal required. Form Type (Lvl 1)	Informational only. A non-standard property valuation was provided in the audit review file. Per the 8/25/2023 Lender/Client update to SOW, Exhibits 1-2: For Investments post 5/2021, non-standard valuations are acceptable. A Desktop Valuation with third party Exterior/Interior Inspection was provided, used for value.
TZ2U5M3PJ1S	9973	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/22/2023	8/27/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	Informational only. No verification of assets provided. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2: For Investments as of 5/2021, income OR asset verification is required for approval, not both. Income verification is provided in the audit review file.
COZ4RH2TLZA	9978	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	ValuationWaterfall	Active	8/24/2023	8/30/2023	1: Acceptable	* Full appraisal required. Form Type (Lvl 1)	-- Appraisal: Per Unison this is a hybrid appraisal and acceptable to Unison.
													QC 8/30/23: Informational only. A Desktop Valuation with Int/Ext inspection was obtained for the transaction. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2 for Investments post 5/2021, non-standard valuations are acceptable.
COZ4RH2TLZA	9978	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/24/2023	8/30/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	Missing docs: Asset documentation not located in the library of imaged documents.
													QC 8/29/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both. Income verification was provided in the audit review folder.
COZ4RH2TLZA	9978	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/24/2023	8/30/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	Missing docs: Home Inspection Report documentation not located in the library of imaged documents.
QC 8/29/23: Exception grade changed to informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
													Criteria met, property type is PUD, condition grade is C3 and year built is 2011.
CM4JZMRKK33	9979	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	ValuationWaterfall	Active	8/23/2023	8/31/2023	1: Acceptable	* Full appraisal required. Form Type (Lvl 1)	The Appraisal Document is a Desktop Valuation with Inspection.
													QC 8/30/23: Informational only. A Desktop Valuation with Int/Ext inspection was obtained for the transaction. Per the 8/25/2023 Lender/Client update to SOW, ex. 1-2 for Investments post 5/2021, non-standard valuations are acceptable.
CM4JZMRKK33	9979	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/23/2023	8/31/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	The Asset Verification is missing
QC 8/30/23: Updated exception grade to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: Income OR Asset verification required, not both.
													Income verification was provided in the audit review folder.
CM4JZMRKK33	9979	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/24/2023	8/31/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	The Property Inspection Report is missing.
QC 8/30/23: Exception for missing home inspection updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
													Criteria met- property type is PUD, C3 condition grade, year built is 2017.
MWF3FLGARJV	9981	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/25/2023	9/8/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

													The Asset Verification is missing
MWF3FLGARJV	9981	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/25/2023	9/8/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: condition grade is C3, built in 1989

													The Property Inspection Report is missing.
MWF3FLGARJV	9981	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	ValuationWaterfall	Active	8/25/2023	8/25/2023	1: Acceptable	* Full appraisal required. Form Type (Lvl 1)	The Appraisal Document is a Desktop Valuation with Inspection.
PNSLLTGVLFJ	9998	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Credit	Resolved	8/16/2023	8/28/2023	Resolved	* Income Verification Missing or Unacceptable (Lvl R)	There is no Income Documentation contained in the file. 8/28/23: Cure docs provided, paystub and W2 for A1.
TJO1V1KCBRS	10002	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Doc Issue	Active	8/24/2023	8/25/2023	1: Acceptable	* Subject or Comp Photos are missing or illegible (Lvl 1)	No comp photos provided. The Appraisal Document is a Desktop Valuation with Inspection.
TJO1V1KCBRS	10002	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	ValuationWaterfall	Active	8/25/2023	8/25/2023	1: Acceptable	* Full appraisal required. Form Type (Lvl 1)	The Appraisal Document is a Desktop Valuation with Inspection.
TJO1V1KCBRS	10002	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Credit	Assets	Active	8/24/2023	9/8/2023	1: Acceptable	* Missing Verification of Assets (Lvl 1)	9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021:
*Income OR Asset verification required, not both. Income verification was provided in subject file.

													No asset verification provided.
TJO1V1KCBRS	10002	Unison	UNSN 2023-2	xxxxxxx	xxxxxxx	Valuation	Active	8/25/2023	9/8/2023	1: Acceptable	* There is no Inspection Report in the Loan File (Lvl 1)	9/7/2023 QC: Exception updated to G1, informational only. Lender/Client communication on 8/25/2023 provided revisions to SOW and Guidelines ex. 1-2 for Investments post 5/2021: property qualifies for inspection waiver if any one of the three criteria is met - Property is a PUD, Condo, or Townhome - Built in 1980 or newer - C3 or better condition.
Criteria met: condition grade is C3, property was built in 2018

													The Property Inspection Report is missing.